Impairment loss on marketable securities and investments in associated companies (restated) - Seadrill Partners - Common Units (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	[1]	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Oct. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Jan. 31, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)								$ 153		$ 752		$ 0
Unrealized gain recognized in AOCI	$ (47)	$ 50	$ (5)			$ 45	$ (2)	17		(460)	[1]	(982)
Gross unrealized gain								(52)		(476)		(851)
Seadrill Partners LLC
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Increase (decrease) in price per unit (as percent)					(20.00%)
Common units market value (in dollars per share)					$ 9.40								$ 30.60	$ 31.41	$ 30.60	$ 30.60
Common Unit | Seadrill Partners LLC
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Increase (decrease) in price per unit (as percent)									62.00%
Total impairment of marketable securities investments (reclassification from OCI)								$ 153		$ 574		$ 0
Common units market value (in dollars per share)	$ 3.53						$ 3.53	$ 4.20	$ 3.53
Gross unrealized gain								$ 17

[1]	Refer to Note 39 "Restatement of previously issued financial statements"